Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
10. Goodwill and other intangible assets
Other intangible assets were $3.0 million and $3.0 million as of December 31, 2020 and 2019, respectively. The other intangible assets consist of licenses with indefinite useful lives that are related to Certificates of Operating Authority in 45 states and the District of Columbia. Goodwill was $1.2 million and $1.2 million as of December 31, 2020 and 2019, respectively. Intangible assets with indefinite useful lives and goodwill are not amortized but are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that the assets may be impaired. As of December 31, 2020 and 2019, respectively, there were no circumstances that indicate that the carrying amount of goodwill and intangible assets deemed to have an indefinite useful life may not be recoverable. No impairment was recorded during the years ended December 31, 2020 and 2019, respectively.